INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2025
INVESTMENTS
Schedule of long-term investments	The Company’s long-term investments are consisted of the follows (RMB in millions):

	2024	2025

Debt investments	11,394	28,272
Equity investments	35,800	33,103

	47,194	61,375

Summary of available-for sale investments by major security type
Available-for-sale
debt investments
The following table summarizes the Company’s
available-for-sale
debt investments (RMB in millions):

	2024	2025

Cost	1,597	1,678
Gross Unrealized Gains, including foreign exchange adjustment	163	165
Gross Unrealized Losses, including foreign exchange adjustment	(819)	(873)

Fair Value	941	970

Schedule of equity securities with readily determinable fair values
The following table summarizes the Company’s equity securities with readily determinable fair values (RMB in millions):

	2024	2025

Cost	5,583	5,764
Gross Unrealized Gains, including foreign exchange adjustment	7,240	10,601
Gross Unrealized Losses, including foreign exchange adjustment	(1,401)	(545)

Fair Value	11,422	15,820

Schedule of financial information of investees
The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in compliance with Rule
4-08
of Regulation
S-X
(RMB in millions).

	2023	2024	2025

	equity investments	equity investments	equity investments
Operating data of equity method investments:
Revenue	30,885	41,540	44,208
Gross profit	17,698	22,297	24,665
Income from operations	2,557	4,149	5,752
Net income	888	5,575	3,091
Net income attributable to equity method investments	983	3,329	289
Equity dilution impact	89	51	64
Impairment, net of tax	—	(552)	—
Equity in income of affiliates	1,072	2,828	353

	2023	2024	2025

	equity investments	equity investments	equity investments
Balance sheet data of equity method investments:
Current assets	67,149	82,554	95,256
Long-term assets	55,097	58,598	55,181
Current liabilities	54,235	63,397	72,526
Long-term liabilities	19,721	23,413	31,335
Non-controlling interests	238	1,117	1,183